Related party disclosures	12 Months Ended
Dec. 31, 2024
Related Party Disclosures
Related party disclosures

27.	Related party disclosures

Compensation of key management

Key management includes the Company’s Directors, Chief Executive Officer, Chief Financial Officer, Chief Scientific Officer and Chief Medical Officer. Compensation awarded to key management is summarized as follows:

	December 31,
	2024	2023	2022
	$	$	$
Salaries and short-term benefits	1,587	1,344	971
Post-retirement benefits	20	-	-
Stock-based compensation	411	121	44
	2,018	1,465	1,015

Most of the employment agreements entered into between the Company and its executive officers include termination provisions, whereby the executive officers would be entitled to receive benefits that would be payable if the Company were to terminate the executive officers’ employment without cause or if their employment is terminated following a change of control. Separation benefits generally are calculated based on an agreed-upon multiple of applicable base salary and incentive compensation and, in certain cases, other benefit amounts.

During the year ended December 31, 2024, the Company made payments for research and development expenditures to Angiogenesis Foundation for which a Director of the Company is the CEO of the Foundation of $50 (2023 - $201 and 2022 - $105). These transactions are in the normal course of operations and are measured at the amount of consideration established and agreed to by the related parties.